September 26, 2014

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers 033-59474, 811-07572
Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A
Dear Ms. Rossotto,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Funds, Inc. (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add a new share class, Class R-6, to the following six existing series: Global Real Estate Securities Fund, Income Fund, LargeCap Growth Fund I, MidCap Value Fund III, SmallCap Growth Fund I, and SmallCap Value Fund II. The Registrant requests selective review of the disclosure relevant to the limited changes in this filing which relate to the fees and expenses of the new R-6 share class; other disclosure in the filing has been reviewed previously. See Release No. 33-6510 (February 15, 1984) (discussing selective review).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page

(2)	Part A - a prospectus for Class R-6 shares of the six existing series

(3)
Part B - an amended and restated Statement of Additional Information that includes each of the Registrant’s series with an October 31 fiscal year end, as well as revisions related to the addition of Class R-6 to the six series listed above

(4)	Part C, and

(5)	Signature pages.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series with an October 31 fiscal year end or for Registrant’s series with an August 31 fiscal year end.
Please call me at 515-235-9154 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Jennifer Mills
Jennifer Mills
Assistant Counsel, Registrant